UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08231

Spirit of America Investment Fund, Inc.
(Exact name of registrant as specified in charter)

477 Jericho Turnpike P.O. Box 9006 Syosset, NY			11791-9006
(Address of principal executive offices)			(Zip code)

Mr. David Lerner SSH Securities, Inc. 477 Jericho Turnpike P.O. Box 9006 Syosset, NY 11791-9006
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(516) 390-5555

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SPIRIT of AMERICA

Real Estate Income and Growth Fund

Annual Report

2007

Message To Our Shareholders	1

Management Discussion	2

Summary of Portfoilo Holdings	2

Illustration of Investment	3

Disclosure of Fund Expenses	4

Schedule of Investments	5-6

Statement of Assets and Liabilities	7

Statement of Operations	8

Statements of Changes in Net Assets	9

Financial Highlights	10-11

Notes to Financial Statements	12-14

Report of Independent Registered Public Accounting Firm	15

Management of the Company	16

MESSAGE TO OUR SHAREHOLDERS

December 2007

Dear Shareholder,

We are very pleased to present you with the annual report for the Spirit of America Real Estate Income and Growth Fund (the “Fund”) for the fiscal year ended October 31, 2007.

Following well publicized merger and acquisition activity in the industry, major real estate investment trust (“REIT”) indices reached all-time highs in early 2007. However, mid-year credit market turmoil caused yield spreads to widen, and the scale of acquisition activity subsequently diminished. While the latest data indicate commercial property values remain strong, REIT stocks have pulled back significantly.

The recent decline in the sector valuation has created opportunity, in our opinion, as some REIT stocks currently trade at a discount to our estimates of the net value of the underlying real estate. Nonetheless, given the increased volatility in REIT share prices, we have positioned the Spirit of America portfolio defensively. The Fund has significant investments in higher yielding stocks, and concentrations in healthcare REITs, diversified REITs, as well as triple-net-lease REITs, which we believe to be less sensitive to short term economic fluctuations.

Our investment philosophy continues to be to seek value in the bricks and mortar of America through real estate investment trusts that own office buildings, shopping malls, hotels, apartments, and other commercial properties. The goal is to benefit from the income stream generated by the rental of these properties while also participating in long term appreciation of property values.

Statistical studies have shown that including REITs in a diversified investment portfolio has historically improved returns while also reducing risk. Although no one can be assured this will be the case in the future, we believe now may be an exceptionally opportune time to take advantage of lower prices by investing in REITs.

We are grateful for your continued support, and look forward to your future investment in the Fund.

Sincerely,

David Lerner	Ronald W. Weiss
President	Portfolio Manager

Any investment in equity securities is subject to risk and market values may fluctuate with economic conditions, interest rates, civil unrest, natural disasters and other factors. As with any mutual fund, an investor’s shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

Prospective investors should consider the investment objective, risks and charges and expenses of the Fund carefully before investing. The maximum sales charge on share purchases is 5.25% of the offering price. The Fund’s Prospectus contains this and other information about the Fund and may be obtained through your broker or by calling 1-800-452-4892. The Prospectus should be read carefully before investing.

1

SPRIT OF AMERICA REAL ESTATE INCOME AND GROUTH FUND

MANAGEMENT DISCUSSION

OCTOBER 31, 2007

Market Summary

After a protracted period of relatively low volatility, equity markets became notably more volatile in the fiscal year ended October 31, 2007. The S&P 500 Volatility Index, or VIX, reached levels not seen since early 2003, when the latest bull market began. Contributing to the aforementioned increase was the sharp decline in the financial sector following the sub-prime mortgage crisis. Nonetheless, the S&P 500 Index reached new highs during the year, and delivered a positive return of 14.56%.

REIT Summary

REITs were not immune from the increased volatility in equity markets. The MSCI REIT Index (the “RMS”) reached an all-time high in February. However, by October 31 the RMS ended the fiscal year lower. After several years of outperforming the broader market, REITs under-performed the S&P 500 Index by 14.85% in fiscal year 2007.

Fund Summary

The Fund also reached an all-time high in February. However, it too ended the year lower for the first time since fiscal year 1999. The management team attempted to mitigate losses related to the downturn in the financial sector through defensive positioning. The Fund held no homebuilding or mortgage REIT stocks in the fiscal year. Relative to a market capitalization weighted basket of all REIT stocks, the Fund was overweight healthcare REITs, triple-net-lease REITs, and diversified REITs, which management believes to be less sensitive to short-term economic fluctuations. The Fund was significantly underweight industrial REITs, and retail REITs, particularly those that own regional shopping malls. This strategy helped the Fund perform relatively well as the financial sector declined, allowing it to outperform its benchmark in the second and third quarters of fiscal year 2007. However, it also contributed to the Fund’s underperformance as markets rose in the first and fourth quarters.

Comparative Returns

The Fund returned (4.09%) for the year ended October 31, 2007. This compares to (0.29%) for the RMS Although shares declined 11.1% in fiscal 2007, the Fund’s total return benefited from a higher than average dividend,which provided a yield of 7.01% in the 12 month period. The sales load adjusted returns for the year were (9.13%) for the Class A shares, and (10.25%) for the Class B shares.

SUMMARY OF PORTFOLIO HOLDINGS ( UNAUDITED )

OCTOBER 31 , 2007

The Securities and Exchange Commission (“SEC”) has adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percentage of total market value, is provided in compliance with such requirement.

Sector Diversification (% of market value)

Health Care (REITs)	20.45%	$53,059,617
Apartments (REITs)	13.60	35,299,106
Office Space (REITs)	12.74	33,061,805
Regional Malls (REITs)	11.54	29,946,808
Hotels (REITs)	10.04	26,062,446
Shopping Centers (REITs)	9.31	24,146,732
Diversified (REITs)	9.13	23,696,271
Net Lease (REITs)	4.99	12,936,631
Industrial (REITs)	4.70	12,190,403
Storage (REITs)	2.16	5,598,828
Manufactured Homes (REITs)	1.15	2,976,800
Auto Repair Centers	0.19	497,900
Total Investments	100.00%	$259,473,347

See accompanying notes to financial statements.

2

ILLUSTRATION OF INVESTMENT
(UNAUDITED)

The graph below compares the increase in value of a $10,000 investment in the Spirit of America Real Estate Income and Growth Fund - Class A with the performance of the MSCI US REIT Index. The values and returns for the Spirit of America Real Estate Income and Growth Fund - Class A include reinvested distributions, and the impact of the maximum sales charge of 5.25% placed on purchases. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

*  Fund commenced operations January 9, 1998.

** The MSCI US REIT Index benchmark is based on a start date of December 31, 1997.

The graph below compares the increase in value of a $10,000 investment in the Spirit of America Real Estate Income and Growth Fund - Class B with the performance of the MSCI US REIT Index. The values and returns for the Spirit of America Real Estate Income and Growth Fund — Class B include reinvested distributions, and the impact of the contingent deferred sales charge at redemption. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

* Class B shares commenced operations March 6, 1998.

** The MSCI US REIT Index benchmark is based on a start date of February 28, 1998.

The MSCI US REIT Index is an unmanaged index. The MSCI US REIT Index is a free float-adjusted market capitalization weighted index that is comprised of equity Real Estate Investment Trusts (“REITs”) that are included in the MSCI US Investable Market 2500 Index, with the exception of specialty equity REITs that do not generate a majority of their revenue and income from real estate rental and leasing operations.The index represents approximately 85% of the US REIT universe. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

3

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

FOR THE SIX MONTH PERIOD (MAY 1 , 2007 TO OCTOBER 31 , 2007)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund. The Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

	Beginning Account Value 05/01/07	Ending Account Value 10/31/07	Expense Ratio (1)	Expenses Paid During Period (2)
Spirit of America Real Estate Income and Growth Fund

Actual Fund Return
Class A	$1,000.00	$916.50	1.72%	$8.31
Class B	$1,000.00	$913.10	2.42%	$11.67

Hypothetical 5% Return
Class A	$1,000.00	$1,016.53	1.72%	$8.74
Class B	$1,000.00	$1,013.01	2.42%	$12.28

This table illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, the third column shows the period’s annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expense shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), or redemption fees.

(1)          Annualized, based on the Fund’s most recent fiscal half-year expenses.

(2)          Expenses are equal to the Fund’s annualized expense ratio multiplied by the average acount value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

4

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

SCHEDULE OF INVESTMENTS

OCTOBER 31, 2007

	Shares	Market Value
COMMON STOCKS - 98.60%

Apartments (REITS) - 13.41%
Apartment Investment & Management Co., Class A	214,200	$10,009,566
Associated Estates Realty Corp.	499,000	6,057,860
Mid-America Apartment Communities, Inc.	219,800	11,429,600
Post Properties, Inc.	151,500	6,211,500
UDR, Inc.	67,000	1,590,580
		35,299,106
Auto Repair Centers - 0.19%
TravelCenters of America LLC*	19,150	497,900

B2B/E-Commerce - 0.00%#
FrontLine Capital Group+*	640	—

Diversified (REITS) - 9.01%
Colonial Properties Trust	278,923	8,738,658
Lexington Realty Trust	623,700	12,343,023
Liberty Property Trust	69,500	2,614,590
		23,696,271
Health Care (REITS) - 20.16%
HCP, Inc.	247,800	8,435,112
Health Care REIT, Inc.	288,000	12,755,520
Healthcare Realty Trust, Inc.	396,700	10,488,748
National Health Investors, Inc.	210,500	6,165,545
National Health Realty, Inc.	53,600	1,152,400
Nationwide Health Properties, Inc.	382,400	11,938,528
OMEGA Healthcare Investors, Inc.	59,000	987,070
Senior Housing Properties Trust	50,700	1,136,694
		53,059,617
Hotels (REITS) - 9.90%
Ashford Hospitality Trust, Inc.	1,238,500	12,186,840
Hospitality Properties Trust	305,300	12,089,880
PMC Commercial Trust	135,900	1,785,726
		26,062,446
Industrial (REITS) - 4.63%
First Industrial Realty Trust, Inc.	299,151	12,190,403

Internet Content - 0.00%#
VelocityHSI,Inc.++*	1,260	—

Manufactured Homes (REITS) - 1.13%
Sun Communities, Inc.	97,600	2,976,800

Net Lease (REITS) - 4.92%
National Retail Properties, Inc.	429,916	10,898,371
Realty Income Corp.	69,000	2,038,260
		12,936,631
Office Space (REITS) - 12.56%
American Financial Realty Trust	636,000	4,286,640
Brandywine Realty Trust	148,800	3,849,456
Highwoods Properties, Inc.	221,500	7,965,140
HRPT Properties Trust	1,265,600	11,883,984
Mack-Cali Realty Corp.	113,100	4,477,629
SL Green Realty Corp.	4,964	598,956
		33,061,805

See accompanying notes to financial statements.

5

	Shares	Market Value
Regional Malls (REITS) - 11.38%
Glimcher Realty Trust	539,850	$11,984,670
Macerich Co. (The)	82,200	7,045,362
Pennsylvania Real Estate Investment Trust	266,694	10,174,376
Simon Property Group, Inc.	6,000	624,660
Taubman Centers, Inc.	2,000	117,740
		29,946,808
Shopping Centers (REITS) - 9.18%
Developers Diversified Realty Corp.	174,604	8,800,042
Equity One, Inc.	181,500	4,751,670
Federal Realty Investment Trust	44,600	3,934,612
Ramco-Gershenson Properties Trust	232,800	6,660,408
		24,146,732
Storage (REITS) - 2.13%
Sovran Self Storage, Inc.	108,800	5,147,328
U-Store-It-Trust	35,000	451,500
		5,598,828
Total Investments - 98.60%
(Cost $197,913,685)		259,473,347
Cash and Other Assets Net of Liabilities - 1.40%		3,691,270
NET ASSETS-100.00%		$263,164,617

REITS - Real Estate Investment Trusts

+ Company filed for Chapter 11 bankruptcy on June 12, 2002.

+ + Company filed for Chapter 11 bankruptcy on August 14, 2001.

# Amount represents less than 0.01% of total net assets.

* Non-income producing security.

** Cost for federal income tax purposes is $197,913,685 and net unrealized appreciation consists of:

Gross unrealized appreciation	$70,605,222
Gross unrealized depreciation	(9,045,560)
Net unrealized appreciation	$61,559,662

See accompanying notes to financial statements.

6

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2007

ASSETS
Investments in securities at value (cost $197,913,685) (Note 1)	$259,473,347
Cash	13,582,392
Capital stock sold	979,965
Dividends and interest	1,047,496
Prepaid assets	30,092
TOTAL ASSETS	275,113,292

LIABILITIES
Capital stock redeemed	319,995
Investments purchased	11,211,086
Advisory fees	218,761
Distribution expenses (Note 3)	73,433
Other accrued expenses	125,400
TOTAL LIABILITIES	11,948,675

NET ASSETS	$263,164,617
Class A Shares
Net assets applicable to 17,592,118 outstanding, $0.001 par value (500,000,000 authorized shares)	$253,673,699
Net asset value and redemption price per Class A Share ($253,673,699 ÷ 17,592,118 shares)	$14.42
Maximum offering price per share ($14.42 ÷ 0.9475)	$15.22

Class B Shares
Net assets applicable to 646,487 outstanding, $0.001 par value (500,000,000 authorized shares)	$9,490,918
Net asset value and offering price per Class B Share ($9,490,918 ÷ 646,487 shares) (a)	$14.68

SOURCE OF NET ASSETS
At October 31, 2007, net assets consisted of:
Paid-in capital	$186,614,277
Accumulated net realized gain on investments	14,990,678
Net unrealized appreciation on investments	61,559,662
NET ASSETS	$263,164,617

(a) Redemption price varies based on length of time held.

See accompanying notes to financial statements.

7

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2007

INVESTMENT INCOME
Dividends	$9,530,953
Interest	200,079
TOTAL INVESTMENT INCOME	9,731,032

EXPENSES
Investment Advisory fees (Note 3)	2,535,519
Distribution fees - Class A (Note 3)	749,972
Distribution fees - Class B (Note 3)	114,030
Transfer Agent fees	459,550
Administration fees	205,697
Accounting fees	93,828
Insurance expense	81,298
Printing expense	53,730
Custodian fees	43,180
Legal fees	41,026
Directors’ fees	26,810
Registration fees	24,591
Chief Compliance Officer salary	18,471
Auditing fees	17,698
Other expenses	8,076
TOTAL EXPENSES	4,473,476
NET INVESTMENT INCOME	5,257,556

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from security transactions and REITs	24,144,689
Net change in unrealized appreciation/depreciation of investments	(40,999,806)
Net realized and unrealized loss on investments	(16,855,117)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(11,597,561)

See accompanying notes to financial statements.

8

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2007	For the Year Ended October 31, 2006
OPERATIONS
Net investment income	$5,257,556	$2,924,256
Net realized gain from security transactions and REITs	24,144,689	11,052,522
Net change in unrealized appreciation/depreciation of investments	(40,999,806)	35,581,143
Net increase (decrease) in net assets	(11,597,561)	49,557,921

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income:
Class A	(5,111,756)	(3,166,795)
Class B	(145,800)	(103,283)
Total distributions from net investment income	(5,257,556)	(3,270,078)
Distributions from realized gains:
Class A	(13,485,130)	(5,796,341)
Class B	(607,224)	(317,838)
Total distributions from realized gains	(14,092,354)	(6,114,179)
Total distributions to shareholders	(19,349,910)	(9,384,257)

CAPITAL SHARE TRANSACTIONS (Dollar Activity)
Shares sold:
Class A	69,674,987	43,058,314
Class B	1,138,084	803,234
Shares issued from reinvestment of distributions:
Class A	15,183,168	7,036,297
Class B	593,028	334,553
Shares redeemed:
Class A	(39,128,325)	(43,366,629)
Class B	(3,208,731)	(2,527,678)
Increase in net assets derived from capital share transactions (a)	44,252,211	5,338,091
Total increase in net assets	13,304,740	45,511,755

NET ASSETS
Beginning of year	249,859,877	204,348,122
End of year	$263,164,617	$249,859,877

(a)Transactions in capital stock were:
Shares sold:
Class A	4,454,157	2,952,168
Class B	69,628	53,396
Shares issued from reinvestment of distributions:
Class A	988,434	491,563
Class B	37,796	23,061
Shares redeemed:
Class A	(2,502,325)	(3,105,141)
Class B	(203,902)	(180,627)
Increase in shares outstanding	2,843,788	234,420

See accompanying notes to financial statements.

9

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class A	Class A
	For the Year Ended	For the Year Ended
	October 31, 2007	October 31, 2006

Net Asset Value, Beginning of Year	$16.22	$13.47

Income from Investment Operations:
Net investment income	0.32	0.23
Net realized and unrealized gain (loss) on investments	(0.94)	3.16
Total from investment operations	(0.62)	3.39
Less Distributions:
Distributions from net investment income	(0.32)	(0.23)
Distributions from capital gains	(0.86)	(0.41)
Distributions from return of capital	––	––
Total distributions	(1.18)	(0.64)

Net Asset Value, End of Year	$14.42	$16.22

Total Return(1)	(4.09)%	25.86%

Ratios/Supplemental Data
Net assets, end of year (000)	$253,674	$237,612
Ratio of expenses to average net assets:
Before expense reimbursement or recapture	1.68%	1.71%
After expense reimbursement or recapture	1.68%	1.71%
Ratio of net investment income to average net assets:
Before expense reimbursement or recapture	2.04%	1.40%
After expense reimbursement or recapture	2.04%	1.40%
Portfolio turnover	4.20%	3.10%

(1) Calculation does not reflect sales load.

The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class B	Class B
	For the Year Ended	For the Year Ended
	October 31, 2007	October 31, 2006

Net Asset Value, Beginning of Year	$16.49	$13.69

Income from Investment Operations:
Net investment income	0.21	0.13
Net realized and unrealized gain (loss) on investments	(0.95)	3.21
Total from investment operations	(0.74)	3.34

Less Distributions:
Distributions from net investment income	(0.21)	(0.13)
Distributions from capital gains	(0.86)	(0.41)
Distributions from return of capital	––	––
Total distributions	(1.07)	(0.54)

Net Asset Value, End of Year	$14.68	$16.49

Total Return(1)	(4.78)%	25.02%

Ratios/Supplemental Data
Net assets, end of year (000)	$9,491	$12,248
Ratio of expenses to average net assets:
Before expense reimbursement or recapture	2.38%	2.41%
After expense reimbursement or recapture	2.38%	2.41%
Ratio of net investment income to average net assets:
Before expense reimbursement or recapture	1.34%	0.70%
After expense reimbursement or recapture	1.34%	0.70%
Portfolio turnover	4.20%	3.10%

(1) Calculation does not reflect CDSC charges.

See accompanying notes to financial statements.

10

	Class A	Class A	Class A
	For the Year Ended	For the Year Ended	For the Year Ended
	October 31, 2005	October 31, 2004	October 31, 2003

Net Asset Value, Beginning of Year	$12.90	$10.93	$8.96

Income from Investment Operations:
Net investment income	0.22	0.20	0.30
Net realized and unrealized gain (loss) on investments	1.00	2.37	2.30
Total from investment operations	1.22	2.57	2.60

Less Distributions:
Distributions from net investment income	(0.22)	(0.20)	(0.30)
Distributions from capital gains	(0.35)	(0.27	(0.09)
Distributions from return of capital	(0.08)	(0.13)	(0.24)
Total distributions	(0.65)	(0.60)	(0.63)

Net Asset Value, End of Year	$13.47	$12.90	$10.93

Total Return(1)	9.59%	24.02%	30.07%

Ratios/Supplemental Data
Net assets, end of year (000)	$192,751	$178,104	$137,410
Ratio of expenses to average net assets:
Before expense reimbursement or recapture	1.71%	1.77%	1.80%
After expense reimbursement or recapture	1.71%	1.83%	1.97%
Ratio of net investment income to average net assets:
Before expense reimbursement or recapture	1.67%	1.75%	3.18%
After expense reimbursement or recapture	1.67%	1.69%	3.01%
Portfolio turnover	1.02%	4.17%	1.52%

	Class B	Class B	Class B
	For the Year Ended	For the Year Ended	For the Year Ended
	October 31, 2005	October 31, 2004	October 31, 2003

Net Asset Value, Beginning of Year	$13.11	$11.11	$9.11

Income from Investment Operations:
Net investment income	0.15	0.12	0.26
Net realized and unrealized gain (loss) on investments	1.01	2.40	2.30
Total from investment operations	1.16	2.52	2.56

Less Distributions:
Distributions from net investment income	(0.15)	(0.12)	(0.26)
Distributions from capital gains	(0.35)	(0.27)	(0.09)
Distributions from return of capital	(0.08)	(0.13)	(0.21)
Total distributions	(0.58)	(0.52)	(0.56)

Net Asset Value, End of Year	$13.69	$13.11	$11.11

Total Return(1)	8.83%	23.13%	28.43%

Ratios/Supplemental Data
Net assets, end of year (000)	$11,597	$12,592	$11,983
Ratio of expenses to average net assets:
Before expense reimbursement or recapture	2.41%	2.47%	2.50%
After expense reimbursement or recapture	2.41%	2.53%	2.67%
Ratio of net investment income to average net assets:
Before expense reimbursement or recapture	0.97%	1.05%	2.48%
After expense reimbursement or recapture	0.97%	0.99%	2.31%
Portfolio turnover	1.02%	4.17%	1.52%

See accompanying notes to financial statements.

11

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2007

Note 1 - Significant Accounting Policies

Spirit of America Real Estate Income and Growth Fund (formerly Spirit of America Real Estate Fund) (the “Fund”), a series of the Spirit of America Investment Fund, Inc. (the “Company”), is an open-end diversified mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was incorporated under the laws of Maryland on May 15,1997. The Fund commenced operations on January 9, 1998.

The Fund seeks current income and growth of capital by investing in equity real estate investment trusts (“REITs”) and the equity securities of real estate industry companies. The Fund offers two classes of shares (Class A Shares and Class B Shares). Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation: The offering price and net asset value per share of each class of the Fund are calculated as of the close of regular trading on the NYSE, currently 4:00 p.m., Eastern Time. The Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Short-term investments having maturities of 60 days or less are valued at amortized cost, which the Board of Directors (the “Board”) believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board. There were no securities fair valued during the year ended October 31, 2007.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

B. Investment Income and Securities Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

C. Federal Income Taxes: The Fund intends to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

D. Net Asset Value Per Share: The methodology and procedures for determining net asset value are identical for each class of shares, but due to the specific distribution expenses and other costs allocable to each class of shares, the net asset value of each class of shares will vary. Class A Shares are purchased at the offering price per share (which includes a sales load), while Class B Shares are purchased at the net asset value per share.

E. Use of Estimates: In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Distributions to Shareholders: The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders each year. Normally, income dividends will be paid quarterly. All such distributions are taxable to the shareholders whether received in cash or reinvested in shares. The Fund has made certain investments in REITs which pay distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distributions. It is quite common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital or long-term capital gain. The financial statements reflect an estimate of the reclassification of the distribution character. Actual reclassifications, which will be determined after the Fund’s year end, will differ. The Fund intends to include the gross distributions from such REITs in its distributions to its shareholders; accordingly, a portion of the distributions paid to the Fund and subsequently distributed to shareholders may be characterized as a return of capital or long-term capital gain.

Note 2 - Purchases and Sales of Securities

Purchases and proceeds from the sales of securities for the year ended October 31, 2007, excluding short-term investments, were $94,268,186 and $10,745,242, respectively.

Note 3 - Investment Management Fee and Other Transactions with Affiliates

Spirit of America Management Corp. (the “Adviser”) has been retained to act as the Company’s investment adviser pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Adviser was incorporated in 1997 and is a registered investment adviser under the Investment Advisers

12

Act of 1940, as amended. Under the Advisory Agreement, the Fund pays the Adviser a monthly fee of 1/12 of 0.97% of the Fund’s average daily net assets. Investment advisory fees for the year ended October 31, 2007 were $2,535,519.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses so that the total operating expenses for Class A Shares and Class B Shares will not exceed 1.97%, and 2.67%, respectively, of the average daily net assets of each class through February 25, 2009. For the year ended October 31, 2007, there were no advisory fees waived.

Any amounts waived or reimbursed by the Adviser are subject to reimbursement by the Fund within the following three years, provided the Fund is able to make such reimbursement and remain in compliance with the expense limitations as stated above.

The Fund has adopted distribution plans for Class A Shares and Class B Shares pursuant to Rule 12b-1 (each a “Plan”). Each Plan permits the Fund to pay SSH Securities, Inc. (the “Distributor”), a monthly fee of 1/12 of 0.30% and 1/12 of 1.00% from the average daily net assets of Class A Shares and Class B Shares, respectively, for the Distributor’s services and expenses in distributing shares of each class and providing personal services and/or maintaining shareholder accounts. For the year ended October 31, 2007, fees paid to the Distributor under the Plan were $749,972 and $114,030 for Class A Shares and Class B Shares, respectively.

The Fund’s Class A Shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund’s current prospectus. For the year ended October 31, 2007, sales charges on Class A Shares paid to the Distributor were $3,689,263. A contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on redemptions of $1 million or more made within one year of purchase on Class A Shares. Certain redemptions of the Fund’s Class B Shares made within seven years of purchase are subject to a CDSC, in accordance with the Fund’s current prospectus. For the year ended October 31, 2007, CDSC fees on Class B Shares paid to the Distributor were $37,487.

Certain Officers and Directors of the Company are “affiliated persons”, as that term is defined in the 1940 Act, of the Adviser or the Distributor. Until December 12, 2007, each Director of the Company who is not an affiliated person of the Adviser or Distributor received a quarterly retainer of $1,000, a $500 meeting fee plus reimbursement for certain travel and other out-of-pocket expenses incurred in connection with attending Board meetings. Effective December 12, 2007, each Director of the Company, who is not an affiliated person of the Adviser or Distributor, receives a quarterly retainer of $1,500, $1,000 for each Board meeting attended, and $500 for each committee meeting attended plus reimbursement for certain travel and other out-of-pocket expenses incurred in connection with attending Board meetings. The Company does not compensate the Officers for the services they provide. There are no Directors’ fees paid to affiliated Directors of the Company. For the year ended October 31, 2007, the Fund was allocated $18,471 of the Chief Compliance Officer fee. In addition, David Lerner Associates, Inc., a registered broker-dealer affiliated with the Adviser and the Distributor, received no brokerage commissions for the year ended October 31, 2007.

Note 4 – Concentration Risk

The Fund invests primarily in real estate related securities. A fund that concentrates its investments is subject to greater risk of loss than a fund that has a more diversified portfolio of investments. Investments in real estate and real estate-related equity securities involve risks different from, and in certain cases greater than, the risks presented by equity securities generally. The main risks are those presented by direct ownership of real estate or real estate industry securities, including possible declines in the value of real estate, environmental problems and changes in interest rates. To the extent that assets underlying the Fund’s investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to these risks to a greater extent. The stocks purchased by the Fund may not appreciate in value as the Adviser anticipates. In addition, if the Fund receives rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, its ability to retain its tax status as a regulated investment company may be adversely affected.

Note 5 – Federal income Taxes

The tax character of distributions paid for the fiscal years ended October 31, 2006 were as follows:

2007 Taxable Distributions

	Ordinary	Net Long-Term	Total Taxable
	Income	Capital Gains	Distributions
Class A	$7,712,005	$10,884,881	$18,596,886
Class B	255,712	497,312	753,024
	$7,967,717	$11,382,193	$19,349,910

2006 Taxable Distributions

	Ordinary	Net Long-Term	Total Taxable
	Income	Capital Gains	Distributions
Class A	$3,254,551	$5,708,585	$8,963,136
Class B	108,095	313,026	421,121
	$3,362,646	$6,021,611	$9,384,257

Distribution classifications may differ from the Statements of Changes in Net Assets as a result of the treatment of short-term capital gains as ordinary income for tax purposes.

13

As of October 31, 2007, the components of accumulated distributable earnings for the Fund on a tax basis were as follows:

Accumulated net realized gain on investments	$14,990,678
Unrealized appreciation	61,559,662
Total Distributable Earnings	$76,550,340

In July 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has not completed their analysis regarding the application of FIN 48 to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund’s financial statements.

Tax Information

(Unaudited)

Qualified Interest Income

For the fiscal year ended October 31, 2007, 1.61% of the ordinary distributions paid (net investment income plus short term capital gain) represent the amount of Qualifying Interest Income as created by The American Jobs Creation Act of 2004.

Qualified Dividend Income

Through October 31, 2007, 6.63% of the distributions paid by the Fund from ordinary income qualifies for a reduced tax rate pursuant to The Jobs and Growth Tax Relief Reconciliation Act of 2003.

Dividends Received Deduction

For the fiscal year ended October 31, 2007, 100% of the ordinary income distribution qualifies for the dividends received deduction available to corporations.

Qualifying Short-Term Capital Gain

For the fiscal year ended October 31, 2007, 34.01% of the ordinary distributions paid (net investment income plus short term capital gain) represent the amount of Qualifying Short Term Capital Gain as created by The American Jobs Creation Act of 2004.

Long-Term Capital Gains Dividend

The Fund designates $ 11,382,192 as long-term capital gain distributions pursuant to section 852 (b) (3) of the Internal Revenue Code for the fiscal year ended October 31, 2007.

14

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors
Spirit of America Investment Fund, Inc.

Syosset, New York

We have audited the accompanying statement of assets and liabilities of Spirit of America Real Estate Income and Growth Fund (“Fund”), a series of shares of beneficial interest in Spirit of America Investment Fund, Inc., including the schedule of investments as of October 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on those financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of its internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and broker or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spirit of America Real Estate Income and Growth Fund as of October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 19, 2007

15

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

MANAGEMENT OF THE COMPANY

(UNAUDITED)

Information pertaining to the Directors and Officers of the Company is set forth below. The Statement of Additional Information includes additional information about the Directors and is available without charge, upon request, by calling 516-390-5565.

Name, Address and (Age) Position(s) with the Company	Term of Office (1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

INTERESTED DIRECTORS*

David Lerner (2) (71) 477 Jericho Turnpike Syosset, New York 11791 Director,Chairman of the Board, President	Since 1998	President and founder, David Lerner Associates, Inc., a registered broker-dealer; President, Spirit of America Management Corp., the Company’s investment adviser; and Chief Executive Officer and President of SSH Securities, Inc., the Company’s Distributor.	3

Director of Spirit of America Management Corp., the Company’s investment adviser; Director of SSH Securities, Inc., the Company’s Distributor; Director of David Lerner Associates, Inc., a registered broker-dealer.

Daniel Lerner (2) (46) 477 Jericho Turnpike Syosset, New York 11791 Director	Since 1998	Senior Vice President, Investment Counselor with David Lerner Associates, Inc., a registered broker-dealer, since September 2000. Previously: Broker with Prudential Securities from February 2000 to July 2000; Broker with Bear Stearns from January 1999 to May 1999; Vice President of SSH Securities, Inc., the Company’s Distributor and Senior Vice President.	3	Director of David Lerner Associates, Inc., a registered broker-dealer.

INDEPENDENT DIRECTORS

Allen Kaufman (71) c/o 477 Jericho Turnpike Syosset, New York 11791 Director	Since 1998	President and Chief Executive Officer of K.G.K. Agency, Inc., a property and casualty insurance agency, since 1963.	3	Director of K.G.K. Agency, Inc., a property and casualty insurance agency.

Stanley S. Thune (71) c/o 477 Jericho Turnpike Syosset, New York 11791 Director	Since 1998	President and Chief Executive Officer, Freight Management Systems, Inc., a third party logistics management company, since 1994; private investor.	3	Director of Freight Management Systems, Inc.

Richard Weinberger (71) c/o 477 Jericho Turnpike Syosset, New York 11791 Director	Since 2005	Of Counsel to Ballon Stoll Bader & Nadler, PC, a mid-sized law firm, since January 2005; Shareholder, Ballon Stoll Bader & Nadler, PC, January 2000 to December 2004.	3	None.

OFFICERS

David Lerner President (see biography above)

Alan P. Chodosh (53) 477 Jericho Turnpike Syosset, New York 11791 Treasurer and Secretary	Since 2003 (Treasurer) Since 2005 (Secretary)	Senior Vice President and Chief Financial Officer of David Lerner Associates, Inc. since June 1997.	N/A	N/A

Joseph Pickard (47) 477 Jericho Turnpike Syosset, New York 11791 Chief Compliance Officer	Since 2007

Chief Compliance Officer of Spirit of America Management Corp. since July, 2007; Counsel to Interested Directors of the Company since July 2002; General Counsel of David Lerner Associates, Inc. since July 2002.

			N/A	N/A

(1)	Each Director serves for an indefinite term, until his successor is elected.
(2)

David Lerner is an “interested” Director, as defined in the 1940 Act, by reason of his positions with the Adviser and Distributor, and Daniel Lerner is an “interested” Director by reason of his position with the Distributor. Daniel Lerner is the son of David Lerner.

16

Proxy Voting Information

The Company’s Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Spirit of America Real Estate Income and Growth Fund uses to determine how to vote proxies relating to portfolio securities, along with the Company’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2007, are available (i) without charge, upon request, by calling (516) 390-5565; and (ii) on the SEC’s
website at http://www.sec.gov

Information on Form N-Q

The Company will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Company’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public
Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

©Copyright 2008 Spirit of America

Investment Adviser

Spirit of America Management Corp.
P.O. Box 9006
Syosset, NY 11791-9006

Distributor

SSH Securities, Inc.
P.O. Box 9006 Syosset, NY 11791-9006

Shareholder Services

PFPC Inc.

760 Moore Road

King of Prussia, PA 19406

Custodian

PFPC Trust Company

8800 Tinicum Boulevard, 4th Floor

Philadelphia, PA 19153

Independent Registered Public Accounting Firm

Tait Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

For Additional Information about the Spirit of America Real Estate Income and Growth Fund, call (800) 452-4892 or (610) 382-7819. This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund’s objectives, policies, expenses, and other information.

©Copyright 2008 Spirit of America	SOAR-AR07

1

SPIRIT of AMERICA

Large Cap Value Fund
Annual Report
2007

2

Message To Our Shareholders	1

Management Discussion	2

Summary of Portfolio Holdings	3

Illustration of Investment	4

Expense Analysis	5

Schedule of Investments	6-7

Statement of Assets and Liabilities	8

Statement of Operations	9

Statements of Changes in Net Assets	10

Financial Highlights	11

Notes to Financial Statements	12-14

Report of Independent Registered Public Accounting Firm	15

Management of the Company	16

3

MESSAGE TO OUR SHAREHOLDERS

December 2007

Dear Shareholder,

We are very pleased to send you a copy of the annual report for the Spirit of America Large Cap Value Fund.

Our investment philosophy typically seeks out investments in mid-to-large cap companies, also referred to as “blue chip” stocks. Typically, they are stocks of:

•      Large, nationally recognized companies

•      with a long history of growth in profits and dividends

•      a reputation for quality management, products, and services, and

•      with leadership positions in their industries

We believe that sound financial investing has nothing to do with speculation. We avoid the latest trends and focus on the long-term.

Any investment in equity securities is subject to risk and market values may fluctuate with economic conditions, interest rates, civil unrest, natural disasters and other factors. As with any mutual fund, an investor’s shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

We look forward to your continued investment in the Value Fund.

Sincerely,

David Lerner	Ronald J. Mackay, CFA
President	Portfolio Manager

Prospective investors should consider the investment objective, risks and charges and expenses of the Fund carefully before investing. The maximum sales charge on share purchases is 5.25% of the offering price. The Fund’s Prospectus contains this and other information about the Fund and may be obtained through your broker or by calling 1-800-452-4892. The Prospectus should be read carefully before investing.

SPIRIT OF AMERICA LARGE CAP VALUE FUND

MANAGEMENT DISCUSSION

OCTOBER 31, 2007

The Spirit of America Large Cap Value Fund, SOAVX (the “Fund”), had a total return of 6.41% for the quarter ended 10/31/07, while its benchmark, the S&P 500 Index, returned 6.96% for the same period. In addition, for the fiscal year 11/1/06 - 10/31/07, the Fund had a total return of 13.56% versus the S&P 500 return of 14.55%. The sales load adjusted returns for the quarter and the year are 0.82% and 7.59%, respectively.

2007 has been a challenging time for the market, as bad news in the credit and housing markets continues to dominate, leaving almost no investment immune to selling pressure. This crisis of confidence in the financial markets will continue until financial institutions come clean and give full disclosure of their liabilities. No one knows for certain what the ultimate impact will be from the credit crunch, and news could get worse before it gets better. Armed with these expectations, the Spirit of America Large Cap Value Fund has taken prudent measures to effectively manage the Fund’s assets, such as reducing exposure to the financial sector and maintaining a higher than average cash balance.

The Fund’s ability to diversify across and within the ten main economic sectors of the market has aided in the achievement of positive returns during this volatile year. With a top-down approach and careful monitoring of the markets, the Fund attempts to avoid those areas which could be detrimental to returns. For instance, the Fund correctly anticipated the problems that developed within the financial sector and reduced its exposure far in advance of the malaise that began in mid-summer. Another positive for returns has been the Fund’s underweighting in the consumer discretionary sector, which has also been under pressure all year.

The Fund continues to have an over-weight in the defensive sectors of consumer staples and healthcare, favoring those companies with a history of stable earnings and dividends. An increased level of investment in the technology sector has also contributed to returns, as the sector is reaping the benefits of a new product cycle. This is the first time since 2003 that the sector has outpaced the S&P 500 Index, and the Fund is positioned to benefit from the potential for further growth in 2008.

Exposure to the energy sector has been a positive influence on returns throughout the year, and the Fund has slowly raised its weighting to 10% of assets. Year-to-date this sector remains the top performer of all sectors, as it continues to benefit from strong demand in an environment of supply constraints.

The industrial sector has provided mixed returns, as the potential for a slowdown in the U.S. economy has tempered enthusiasm for investment in this area. However, given the expanding presence in international markets by diversified companies, the impact of any domestic weakness has so far been limited. The Fund invests in companies with diversified operations and large international exposure.

SPIRIT OF AMERICA LARGE CAP VALUE FUND

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

OCTOBER 31, 2007

The Securities and Exchange Commission (“SEC”) has adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percentage of total market value, is provided in compliance with such requirement.

Sector Diversification (% of market value)

Information Technology	20.91%	$11,788,430
Health Care	20.14	11,357,268
Consumer Staples	15.79	8,903,188
Industrials	12.63	7,124,770
Energy	10.55	5,947,579
Financials	9.77	5,512,005
Telecommunication Services	4.09	2,303,500
Utilities	2.99	1,684,492
Materials	1.79	1,010,980
Consumer Discretionary	1.34	757,386
Total Investments	100.00%	$56,389,598

See accompanying notes to financial statements.

SPIRIT OF AMERICA LARGE CAP VALUE FUND

ILLUSTRATION OF INVESTMENT

(UNAUDITED)

The graph below compares the increase in value of a $10,000 investment in the Spirit of America Large Cap Value Fund with the performance of the S&P 500 Index. The values and returns for the Spirit of America Large Cap Value Fund include reinvested distributions and the impact of the maximum sales charge of 5.25% placed on purchases. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Past performance is not indicative of future results.

*      Fund commenced operations August 1, 2002.

**   The S&P 500 Index benchmark is based on a start date of July 31, 2002.

The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

SPIRIT OF AMERICA LARGE CAP VALUE FUND

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

FOR THE SIX MONTH PERIOD (MAY 1, 2007 TO OCTOBER 31, 2007)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund. The Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Spirit of America Large Cap Value Fund	Beginning Account Value 05/01/07	Ending Account Value 10/31/07	Expense Ratio (1)	Expenses Paid During Period (2)

Actual Fund Return	$1,000.00	$1,056.00	1.97%	$10.21

Hypothetical 5% Return	$1,000.00	$1,015.27	1.97%	$10.01

This table illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, the third column shows the period’s annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expense shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), or redemption fees.

(1)	Annualized, based on the Fund’s most recent fiscal half-year expenses.

(2)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SPIRIT OF AMERICA LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS

OCTOBER 31, 2007

	Shares	Market Value
COMMON STOCKS - 84.81%

Consumer Discretionary - 1.14%
Starwood Hotels & Resorts Worldwide, Inc.	3,500	$199,010
Target Corp.	9,100	558,376
		757,386
Consumer Staples - 13.39%
Altria Group, Inc.	32,100	2,341,053
Colgate-Palmolive Co.	7,600	579,652
PepsiCo, Inc.	16,000	1,179,520
Procter& Gamble Co. (The)	31,147	2,165,339
Walgreen Co.	33,000	1,308,450
Wal-Mart Stores, Inc.	29,400	1,329,174
		8,903,188
Energy - 8.95%
Apache Corp.	10,000	1,038,100
ConocoPhillips	20,000	1,699,200
Devon Energy, Corp.	6,000	560,400
Noble Corp.	18,000	953,100
Schlumberger, Ltd.	14,100	1,361,637
Spectra Energy Corp.	12,900	335,142
		5,947,579
Financials - 8.29%
American Express Co.	20,000	1,219,000
Bank of America Corp.	25,007	1,207,338
First Industrial Realty Trust, Inc. REIT	10,000	407,500
Host Hotels & Resorts, Inc. REIT	22,142	490,667
JPMorgan Chase & Co.	20,000	940,000
Nationwide Health Properties, Inc. REIT	10,000	312,200
optionsXpress Holdings, Inc.	20,000	595,200
Wells Fargo & Co.	10,000	340,100
		5,512,005
Health Care - 17.08%
Abbott Laboratories	25,000	1,365,500
Amgen, Inc.*	10,000	581,100
CIGNA Corp.	20,000	1,049,800
Covidien, Ltd.	6,000	249,600
Johnson& Johnson	15,300	997,101
Medco Health Solutions, Inc.*	14,000	1,321,320
Pfizer, Inc.	17,000	418,370
Schering-Plough Corp.	32,000	976,640
UnitedHealth Group, Inc.	50,000	2,457,500
Wyeth	39,900	1,940,337
		11,357,268
Industrials -10.72%
3M Co.	20,000	1,727,200
Caterpillar, Inc.	23,000	1,716,030
General Electric Co.	76,000	3,128,160
Tyco International, Ltd.	6,000	247,020
United Technologies Corp.	4,000	306,360
		7,124,770

See accompanying notes to financial statements.

	Shares	Market Value
Information Technology - 17.73%
Accenture Ltd., Class A	30,000	$1,171,500
Cisco Systems, Inc.*	60,000	1,983,600
EMC Corp.*	70,000	1,777,300
Hewlett-Packard Co.	30,000	1,550,400
Microsoft Corp.	58,000	2,134,980
Motorola Inc.	37,000	695,230
Nokia Oyj, ADR	20,000	794,400
Texas Instruments, Inc.	45,000	1,467,000
Tyco Electronics, Ltd.	6,000	214,020
		11,788,430
Materials - 1.52%
Newmont Mining Corp.	15,000	762,900
Nucor Corp.	4,000	248,080
		1,010,980
Telecommunications Services - 3.46%
Verizon Communications, Inc.	50,000	2,303,500

Utilities - 2.53%
American Electric Power Co., Inc.	11,300	544,773
Consolidated Edison, Inc.	13,700	645,133
Duke Energy Corp.	25,800	494,586
		1,684,492
Total Investments - 84.81% (Cost $44,756,142)		56,389,598
Cash and Other Assets Net of Liabilities - 15.19%		10,096,926
NET ASSETS - 100.00%		$66,486,524

ADR - American Depository Receipt
REIT - Real Estate Investment Trust
* Non-income-producing security.
** Cost for federal income tax purposes is $44,756,142, and net unrealized appreciation consists of:

Gross unrealized appreciation	$12,654,989
Gross unrealized depreciation	(1,021,533)
Net unrealized appreciation	$11,633,456

See accompanying notes to financial statements.

SPIRIT OF AMERICA LARGE CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2007

ASSETS
Investments in securities at value (cost $44,756,142) (Note 1)	$56,389,598
Cash	9,843,430
Capital stock sold	464,017
Dividends and interest	117,937
Prepaid assets	12,266
TOTAL ASSETS	66,827,248

LIABILITIES
Capital stock redeemed	210,760
Advisory fees	59,145
Distribution expense (Note 3)	16,509
Other accrued expenses	54,310
TOTAL LIABILITIES	340,724

NET ASSETS
Net assets applicable to 4,283,667 outstanding, $0.001 par value (500,000,000 authorized shares)	$66,486,524
Net asset value and redemption price per share ($66,486,524 ÷ 4,283,667 shares)	$15.52
Maximum offering price per share ($15.52 ÷ 0.9475)	$16.38

SOURCE OF NET ASSETS
At October 31, 2007, net assets consisted of:
Paid-in capital	$51,026,279
Accumulated net realized gain on investments	3,826,789
Net unrealized appreciation on investments	11,633,456
NET ASSETS	$66,486,524

See accompanying notes to financial statements.

SPIRIT OF AMERICA LARGE CAP VALUE FUND

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2007

INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $1,732)	$978,091
Interest	241,624
TOTAL INVESTMENT INCOME	1,219,715
EXPENSES
Investment advisory fees (Note 3)	538,148
Distribution fees (Note 3)	166,437
Transfer Agent fees	136,915
Administration fees	80,272
Accounting fees	53,345
Printing expense	25,821
Auditing fees	13,914
Custodian fees	13,001
Insurance expense	12,522
Legal fees	8,878
Registration fees	6,495
Directors’ fees	5,875
Chief Compliance Officer salary	3,529
Other expenses	4,508
TOTAL EXPENSES	1,069,660
Recovery of past waived fees (Note 3)	23,281
NET EXPENSES	1,092,941
NET INVESTMENT INCOME	126,774

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investment transactions	3,841,273
Net change in unrealized appreciation/depreciation of investments	3,043,126
Net realized and unrealized gain on investments	6,884,399

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,011,173

See accompanying notes to financial statements.

SPIRIT OF AMERICA LARGE CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year	For the Year
	Ended	Ended
	October 31, 2007	October 31, 2006

OPERATIONS
Net investment income	$126,774	$106,574
Net realized gain from investment transactions	3,841,273	1,853,845
Net change in unrealized appreciation/depreciation of investments	3,043,126	3,264,555
Net increase in net assets	7,011,173	5,224,974

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income	(126,954)	(106,574)
Distributions from realized gains	(1,857,162)	(386,302)
Total distributions to shareholders	(1,984,116)	(492,876)

CAPITAL SHARE TRANSACTIONS (Dollar Activity)
Shares sold	20,490,635	11,344,469
Shares issued from reinvestment of distributions	1,890,589	468,423
Shares redeemed	(7,110,966)	(10,703,075)
Increase in net assets derived from capital share transactions (a)	15,270,258	1,109,817
Total increase in net assets	20,297,315	5,841,915
NET ASSETS
Beginning of year	46,189,209	40,347,294
End of year	$66,486,524	$46,189,209

(a) Transactions in capital stock were:
Shares sold	1,392,101	842,925
Shares issued from reinvestment of distributions	133,923	35,788
Shares redeemed	(487,427)	(813,612)
Increase in shares outstanding	1,038,597	65,101

See accompanying notes to financial statements.

SPIRIT OF AMERICA LARGE CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004	October 31, 2003

Net Asset Value, Beginning of Year	$14.23	$12.69	$11.74	$11.09	$9.63

Income from Investment Operations:
Net investment income	0.03	0.04	0.09	0.04	0.07
Net realized and unrealized gain on investments	1.84	1.67	0.98	0.68	1.51
Total from investment operations	1.87	1.71	1.07	0.72	1.58

Less Distributions:
Distributions from net investment income	(0.03)	(0.04)	(0.09)	(0.04)	(0.08)
Distributions from capital gains	(0.55)	(0.13)	(0.03)	(0.01)	—
Distributions from return of capital	—	—	—	(0.02)	(0.04)
Total distributions	(0.58)	(0.17)	(0.12)	(0.07)	(0.12)

Net Asset Value, End of Year	$15.52	$14.23	$12.69	$11.74	$11.09

Total Return(1)	13.56%	13.52%	9.07%	6.48%	16.47%

Ratios/Supplemental Data
Net assets, end of year (000)	$66,487	$46,189	$40,347	$35,826	$17,279
Ratio of expenses to average net assets:
Before expense reimbursement or recapture	1.93%	2.07%	1.96%	2.03%	2.65%
After expense reimbursement or recapture	1.97%	1.97%	1.97%	1.97%	1.97%
Ratio of net investment income to average net assets:
Before expense reimbursement or recapture	0.27%	0.16%	0.71%	0.35%	0.12%
After expense reimbursement or recapture	0.23%	0.26%	0.70%	0.41%	0.80%
Portfolio turnover	22.14%	14.37%	15.37%	—	—

(1) Calculation does not reflect sales load.

See accompanying notes to financial statements.

SPIRIT OF AMERICA LARGE CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2007

Note 1 - Significant Accounting Policies

Spirit of America Large Cap Value Fund (the “Fund”), a series of Spirit of America Investment Fund, Inc. (the “Company”), is an open-end diversified mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was incorporated under the laws of Maryland on May 15, 1997. The Fund commenced operations on August 1, 2002. The Fund seeks capital appreciation with a secondary objective of current income by investing in equity securities in the large cap value segment of the U.S. equity market. The Fund offers one class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation: The offering price and net asset value per share for the Fund are calculated as of the close of regular trading on the NYSE, currently 4:00 p.m., Eastern Time. The Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors (the “Board”) believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board. There were no securities fair valued during the year ended October 31, 2007.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

B. Investment Income and Securities Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

C. Federal Income Taxes: The Fund intends to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

D. Use of Estimates: In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

E. Distributions to Shareholders: The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders each year. Normally, income distributions will be paid quarterly. Capital gains, if any, will be distributed annually in December. All such distributions are taxable to the shareholders whether received in cash or reinvested in shares. A portion of the distributions paid to the Fund and subsequently distributed to shareholders may be characterized as a return of capital. The Fund has made certain investments in real estate investment trusts (“REITs”) which pay distributions to their shareholders based upon available funds from operations. It is quite common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital or long-term capital gain. The financial statements reflect an estimate of the reclassification of the distribution character. Actual reclassifications, which will be determined after the Fund’s year end, will differ. The Fund intends to include the gross distributions from such REITs in its distributions to its shareholders; accordingly, a portion of the distributions paid to the Fund and subsequently distributed to shareholders may be re-characterized as a return of capital.

Note 2 - Purchases and Sales of Securities

Purchases and proceeds from sales of securities for the year ended October 31, 2007, excluding short-term investments, were $21,606,824 and $11,032,233, respectively.

Note 3 - Investment Management Fee and Other Transactions with Affiliates

Spirit of America Management Corp. (the “Adviser”) has been retained to act as the Company’s investment adviser pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Adviser was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Under the Advisory Agreement, the Fund pays the Adviser a monthly fee of 1/12 of 0.97% of the Fund’s average daily net assets. Investment advisory fees for the year ended October 31, 2007 were $538,148.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses so that the total operating expenses will not exceed 1.97% of the average daily net assets of the Fund through February 25, 2009. For the year ended October 31, 2007, there were no advisory fees waived.

Any amounts waived or reimbursed by the Adviser are subject to reimbursement by the Fund within the following three years, provided the Fund is able to make such reimbursement and remain in compliance with the expense limitation as stated above. For the year ended October 31, 2007, the Fund reimbursed the Adviser $23,281 for expenses previously waived. The balance of recoverable expenses to the Adviser at October 31, 2007 was $36,445, expiring in 2009.

The Fund has adopted a plan of distribution pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay SSH Securities, Inc. (the “Distributor”) a monthly fee of 1/12 of 0.30% of the Funds average daily net assets for the Distributor’s services and expenses in distributing shares of the Fund and providing personal services and/or maintaining shareholder accounts. For the year ended October 31, 2007, fees paid to the Distributor under the Plan were $166,437.

The Fund’s shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund’s current prospectus. For the year ended October 31, 2007, sales charges received by the Distributor were $1,057,910. A contingent deferred sales charge of 1.00% may be imposed on redemptions of $1 million or more made within one year of purchase.

Certain Officers and Directors of the Company are “affiliated persons”, as that term is defined in the 1940 Act, of the Adviser or the Distributor. Until December 12, 2007, each Director of the Company who is not an affiliated person of the Adviser or Distributor received a quarterly retainer of $1,000, a $500 meeting fee plus reimbursement for certain travel and other out-of-pocket expenses incurred in connection with attending Board meetings. Effective December 12, 2007, each Director of the Company, who is not an affiliated person of the Adviser or Distributor, receives a quarterly retainer of $1,500, $1,000 for each Board meeting attended, and $500 for each committee meeting attended plus reimbursement for certain travel and other out-of-pocket expenses incurred in connection with attending Board meetings. The Company does not compensate the Officers for the services they provide. There are no Directors’ fees paid to affiliated Directors of the Company. For the year ended October 31, 2007, the Value Fund was allocated $3,529 of the Chief Compliance Officer fee. In addition, David Lerner Associates, Inc., a registered broker-dealer affiliated with the Adviser and the Distributor, received no brokerage commissions for the year ended October 31, 2007.

Note 4 – Federal Income Taxes

The tax character of distributions paid for the fiscal years ended October 31, 2007 & 2006 were as follows:

2007 Taxable Distributions

Ordinary	Net Long-Term	Total Taxable
Income	Capital Gains	Distributions
$147,457	$1,836,659	$1,984,116

2006 Taxable Distributions

Ordinary	Net Long-Term	Total Taxable
Income	Capital Gains	Distributions
$106,574	$386,302	$492,876

Distribution classifications may differ from the Statements of Changes in Net Assets as a result of the treatment of short-term capital gains as ordinary income for tax purposes.

As of October 31, 2007, the components of accumulated distributable earnings for the Fund on a tax basis were as follows:

Accumulated ordinary income (inclusive of short-term capital gains)	$121,313
Accumulated net realized long-term gain on investments	3,705,476
Unrealized appreciation	11,633,456
Total Distributable Earnings	$15,460,245

In July 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has not completed their analysis regarding the application of FIN 48 to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund’s financial statements.

Note 5 – Reclassifications

Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2007, permanent differences in book and tax accounting have been reclassified to net investment loss, accumulated realized gains and paid-in-capital as follows:

Decrease undistributed net investment loss	$180
Increase net realized gains	5,904
Decrease paid-in-capital	(6,084)

The reclassifications are primarily attributable to reclassification of prior year REIT adjustments.

Tax Information
(Unaudited)

Qualified Interest Income

For the fiscal year ended October 31, 2007, 32.49% of the ordinary distributions paid (net investment income plus short term capital gain) represent the amount of Qualifying Interest Income as created by The American Jobs Creation Act of 2004.

Qualified Dividend Income

For the fiscal year ended October 31, 2007, 100% of the distributions paid by the Fund from ordinary income qualifies for a reduced tax rate pursuant to The Jobs and Growth Tax Relief Reconciliation Act of 2003.

Dividends Received Deduction

For the fiscal year ended October 31, 2007, 100% of the ordinary income distribution qualifies for the dividends received deduction available to corporations.

Qualifying Short-Term Capital Gain

For the fiscal year ended October 31, 2007, 13.90% of the ordinary distributions paid (net investment income plus short term capital gain) represent the amount of Qualifying Short Term Capital Gain as created by The American Jobs Creation Act of 2004.

Long-Term Capital Gain Dividends

The Fund designates $1,836,659 as long-term capital gain distributions pursuant to section 852(b)(3) of the Internal Revenue Code for the fiscal year ended October 31, 2007.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors
Spirit of America Investment Fund, Inc.
Syosset, New York

We have audited the accompanying statement of assets and liabilities of Spirit of America Large Cap Value Fund (“Fund”), a series of shares of beneficial interest in Spirit of America Investment Fund, Inc., including the schedule of investments as of October 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on those financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of its internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spirit of America Large Cap Value Fund as of October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 19, 2007

SPIRIT OF AMERICA LARGE CAP VALUE FUND

MANAGEMENT OF THE COMPANY

(UNAUDITED)

Information pertaining to the Directors and Officers of the Company is set forth below. The Statement of Additional Information includes additional information about the Directors and is available without charge, upon request, by calling 516-390-5565.

Name, Address and (Age) Position(s) with the Company	Term of Office (1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

INTERESTED DIRECTORS*

David Lerner (2) (71) 477 Jericho Turnpike Syosset, New York 11791 Director, Chairman of the Board, President	Since 1998	President and founder, David Lerner Associates, Inc., a registered broker-dealer; President, Spirit of America Management Corp., the Company’s investment adviser; and Chief Executive Officer and President of SSH Securities, Inc., the Company’s Distributor.	3

Director of Spirit of America Management Corp., the Company’s investment adviser; Director of SSH Securities, Inc., the Company’s Distributor; Director of David Lerner Associates, Inc., a registered broker-dealer.

Daniel Lerner (2) (46) 477 Jericho Turnpike Syosset, New York 11791 Director	Since 1998	Senior Vice President, Investment Counselor with David Lerner Associates, Inc., a registered broker-dealer, since September 2000. Previously: Broker with Prudential Securities from February 2000 to July 2000; Broker with Bear Stearns from January 1999 to May 1999; Vice President of SSH Securities, Inc., the Company’s Distributor and Senior Vice President.	3	Director of David Lerner Associates, Inc., a registered broker-dealer.

INDEPENDENT DIRECTORS

Allen Kaufman (71) c/o 477 Jericho Turnpike Syosset, New York 11791 Director	Since 1998	President and Chief Executive Officer of K.G.K. Agency, Inc., a property and casualty insurance agency, since 1963.	3	Director of K.G.K. Agency, Inc., a property and casualty insurance agency.

Stanley S. Thune (71) c/o 477 Jericho Turnpike Syosset, New York 11791 Director	Since 1998	President and Chief Executive Officer, Freight Management Systems, Inc., a third party logistics management company, since 1994; private investor.	3	Director of Freight Management Systems, Inc.

Richard Weinberger (71) c/o 477 Jericho Turnpike Syosset, New York 11791 Director	Since 2005	Of Counsel to Ballon Stoll Bader & Nadler, PC, a mid-sized law firm, since January 2005; Shareholder, Ballon Stoll Bader & Nadler, PC, January 2000 to December 2004.	3	None.

OFFICERS

David Lerner President (see biography above)

Alan P. Chodosh (53) 477 Jericho Turnpike Syosset, New York 11791 Treasurer and Secretary	Since 2003 (Treasurer) Since 2005 (Secretary)	Senior Vice President and Chief Financial Officer of David Lerner Associates, Inc. since June 1997.	N/A	N/A

Joseph Picard (47) 477 Jericho Turnpike Syosset, New York 11791 Chief Compliance Officer	Since 2007

Chief Compliance Officer of Spirit of America Management Corp. since July, 2007; Counsel to Interested Directors of the Company since July 2002; General Counsel of David Lerner Associates, Inc. since July 2002.

			N/A	N/A

(1)	Each Director serves for an indefinite term, until his successor is elected.
(2)

David Lerner is an “interested” Director, as defined in the 1940 Act, by reason of his positions with the Adviser and Distributor, and Daniel Lerner is an “interested” Director by reason of his position with the Distributor. Daniel Lerner is the son of David Lerner.

Proxy Voting Information

The Company’s Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Spirit of America Large Cap Value Fund uses to determine how to vote proxies relating to portfolio securities, along with the Company’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2007, are available (i) without charge, upon request, by calling (516) 390-5565; and (ii) on the SEC’s website at http://www.sec.gov.

Information on Form N-Q

The Company will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Company’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

©Copyright 2007 Spirit of America

Investment Adviser

Spirit of America Management Corp.
P.O. Box 9006
Syosset, NY 11791-9006

Distributor

SSH Securities, Inc.
P.O. Box 9006
Syosset, NY 11791-9006

Shareholder Services

PFPC Inc.

760 Moore Road

King of Prussia, PA 19406

Custodian

PFPC Trust Company

8800 Tinicum Boulevard, 4th Floor

Philadelphia, PA 19153

Independent Registered Public Accounting Firm

Tait Weller& Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

For Additional Information about the Spirit of America Large Cap Value Fund, call (800) 452-4892 or (610) 382-7819. This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund’s objectives, policies, expenses, and other information.

©Copyright 2008 Spirit of America	SOAV-AR07

1

Item 2. Code of Ethics.

(a)     The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)   Not applicable.

(c)   There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)   The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)   Not applicable.

(f)    The registrant’s code of ethics is incorporated by reference to Exhibit (a)(1) to the registrant’s form N-CSR filed with the Securities and Exchange Commission on January 7, 2005 (Accession No. 0001047469-05-000347).

Item 3. Audit Committee Financial Expert.

Registrant’s Board of Directors has determined that it does not have an “audit committee financial expert” serving on its audit committee. While Registrant believes that each of the members of its audit committee has sufficient knowledge of accounting principles and financial statements to serve on the audit committee, none has the requisite experience to qualify as an “audit committee financial expert”; as such term is defined by the Securities and Exchange Commission.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)   The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $31,200 for 2007 and $29,200 for 2006.

Audit-Related Fees

(b)   The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2007 and $0 for 2006.

Tax Fees

(c)   The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2007 and $0 for 2006.

All Other Fees

(d)   The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2007 and $0 for 2006.

(e)(1)   Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval of Audit and Permitted Non-Audit Services Provided to the Company

Pre-Approval Requirements.  The Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) to be provided to the Company by the Auditor, including the fees therefor.  The Committee may delegate to one or more of its members the authority to grant pre-approvals.  In connection with such delegation, the Committee shall establish pre-approval policies and procedures, including the requirement that the decisions of any member to whom authority is delegated under this section (B) shall be presented to the full Committee at each of its scheduled meetings.

De Minimis Exception to Pre-Approval:  Pre-approval for a permitted non-audit service shall not be required if:

a.                                       the aggregate amount of all such non-audit services is not more than 5% of the total revenues paid by the Company to the Auditor in the fiscal year in which the non-audit services are provided;

b.                                      such services were not recognized by the Company at the time of the engagement to be non-audit services; and

c.                                       such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or by one or more members of the Committee to whom authority to grant such approvals has been delegated by the Committee.

Additionally, the Committee shall pre-approve the Auditor’s engagements for non-audit services with the Adviser and any affiliate of the Adviser that provides ongoing services to the Company in accordance with the foregoing, if the engagement relates directly to the operations and financial reporting of the Company, unless the aggregate amount of all services provided constitutes no more than 5% of the total amount of revenues paid to the Auditor by the Company, the Adviser and any affiliate of the Adviser that provides ongoing services to the Company during the fiscal year in which the services are provided that would have to be pre-approved by the Committee pursuant to this paragraph (without regard to this exception).

(e)(2)    The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)  N/A

(c)  N/A

(d)  N/A

(f)    The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2007 and $0 for 2006.

(h)   The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Spirit of America Investment Fund, Inc.

By (Signature and Title)*	/s/ David Lerner
David Lerner, Principal Executive Officer
(principal executive officer)

Date	December 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David Lerner
David Lerner, Principal Executive Officer
(principal executive officer)

Date	December 26, 2007

By (Signature and Title)*	/s/Alan Chodosh
Alan Chodosh, Principal Financial Officer
(principal financial officer)

Date	December 26, 2007

* Print the name and title of each signing officer under his or her signature.